THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2011.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        February 25, 2011
     -------------------         ------------------        -----------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $94,053 (thousands)

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 9/30/10                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

A D C TELECOMMUNICATIONS       COM NEW            000886309   9,224     728,000   SH   SOLE             728,000     -        -
EXPRESSJET HOLDINGS INC        COM NEW            30218U306   6,190     928,000   SH   SOLE             928,000     -        -
LIBERTY ACQUISITION HLDGS CO   COM                53015Y107   1,132     110,000   SH   SOLE             110,000     -        -
MARINER ENERGY INC             COM                56845T305   1,751      72,250   SH   SOLE              72,250     -        -
NETEZZA CORP                   COM                64111N101   3,843     142,600   SH   SOLE             142,600     -        -
PACTIV CORP                    COM                695257105  11,543     350,000   SH   SOLE             350,000     -        -
POTASH CORP SASK INC           COM                73755L107  38,696     268,650   SH   SOLE             268,650     -        -
PSYCHIATRIC SOLUTIONS INC      COM                74439H108  21,674     646,020   SH   SOLE             646,020     -        -


                                            Value Total     $94,053

                                            Entry Total:          8
